STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) - Variable Interest Entity, Primary Beneficiary [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
STATUTORY RESERVE AND RESTRICTED NET ASSETS
Percentage of after tax profits to be allocated to general reserve fund	10.00%
Percentage of registered capital	50.00%
PRC Subsidiary and VIEs restricted amount	$ 44,215